Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Condensed Statements Of Income [Abstract]
Available-for-sale expense reclassified from accumulated other comprehensive income	$ 451,000
Pension and post-retirement plans expense reclassified from accumulated other comprehensive income	10,100,000
Income tax benefit reclassified from accumulated other comprehensive income	$ 4,100,000